Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss)	$ (771.7)	$ (788.3)
Government decommissioning assistance	(2.2)
Other income	(0.3)	(2.5)
Depletion, depreciation, impairment and accretion	902.9	913.0
Loss on dispositions	0.0	1.2
Provisions	(22.6)	(8.8)
Financing	1.5	7.5
Share-based compensation	2.1	4.5
Unrealized risk management loss (gain)	(0.8)	8.6
Unrealized foreign exchange gain	(1.4)	(5.8)
Other	2.1	3.6
Decommissioning expenditures	(11.1)	(14.4)
Onerous office lease settlements	(9.7)	(2.2)
Deferred financing costs	2.8
Financing Fees Paid	(5.6)
Change in non-cash working capital	(6.6)	(39.6)
Cash flows from (used in) operating activities	79.4	76.8
Investing activities
Capital expenditures	(57.2)	(103.2)
Property dispositions, net	0.1	10.7
Change in non-cash working capital	(9.1)	(8.6)
Cash flows from (used in) investing activities	(66.2)	(101.1)
Financing activities
Lease receivable receipts	2.2	9.1
Lease liabilities settlements	(6.3)	(29.9)
Increase (decrease) in long-term debt	(4.0)	62.0
Repayments of senior notes	0.0	(16.9)
Realized foreign exchange loss on repayments	0.0	2.6
Cash flows from (used in) financing activities	(8.1)	26.9
Change in cash and cash equivalents	5.1	2.6
Cash and cash equivalents, beginning of year	3.0	0.4
Cash and cash equivalents, end of year	$ 8.1	$ 3.0